Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Short-term Investments
Short-term investments	$ 63,518		¥ 815,854		¥ 454,426
Interest income	11,351	¥ 81,207	23,824	¥ 13,484
Realized gain on disposal of available-for-sale securities	7,094	50,746	18,451	15,147
Short-term investments
Short-term Investments
Short-term investments	63,518		815,854		454,426
Realized gain on disposal of available-for-sale securities	1,601	11,451	18,451	15,147
Unrealized gains/(loss) on investments		2	(1,776)	18,451
Short-term investments | Commercial banks deposits
Short-term Investments
Short-term investments	8,704		511,030		62,270
Interest income	1,632	11,679	21,291	12,442
Short-term investments | Available-for-sale securities
Short-term Investments
Short-term investments	54,814		304,824		¥ 392,156
Interest income	$ 571	¥ 4,088	¥ 0	¥ 0